Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	₩ 31,883,535	₩ 33,770,339
Acquisitions	2,213,820	2,257,864
Disposals	(140,454)	(124,941)
Depreciation	(2,891,857)	(2,863,605)
Impairment loss	(997,198)	(117,231)
Others	(49,573)	(1,038,891)
Ending	30,018,273	31,883,535
Property plant and equipment	31,883,535	33,770,339
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,527,650	2,601,208
Acquisitions	28,998	3,477
Disposals	(26,157)	(18,226)
Impairment loss	6,399
Others	11,112	(58,809)
Ending	2,548,002	2,527,650
Property plant and equipment	2,527,650	2,601,208
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	4,877,018	4,995,631
Acquisitions	46,129	53,961
Disposals	(21,501)	(5,782)
Depreciation	(331,688)	(347,419)
Impairment loss	(73,523)	(14,112)
Others	(93,983)	194,739
Ending	4,402,452	4,877,018
Property plant and equipment	4,877,018	4,995,631
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	2,765,852	2,908,480
Acquisitions	18,749	18,943
Disposals	(2,834)	(2,558)
Depreciation	(220,218)	(212,643)
Impairment loss	(6,652)	(33,586)
Others	363,027	87,216
Ending	2,917,924	2,765,852
Property plant and equipment	2,765,852	2,908,480
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	19,367,957	20,318,390
Acquisitions	145,220	194,653
Disposals	(62,135)	(93,210)
Depreciation	(2,224,000)	(2,189,624)
Impairment loss	(143,293)	(27,811)
Others	1,434,380	1,165,559
Ending	18,518,129	19,367,957
Property plant and equipment	19,367,957	20,318,390
Machinery and equipment [member] | Synthetic Natural Gas [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending	167,054
Property plant and equipment	167,054
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	32,861	46,699
Acquisitions	8,538	9,982
Disposals	(1,149)	(1,623)
Depreciation	(14,835)	(17,363)
Impairment loss	(56)	(4,977)
Others	5,982	143
Ending	31,341	32,861
Property plant and equipment	32,861	46,699
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	63,640	71,380
Acquisitions	21,337	16,424
Disposals	(1,867)	(976)
Depreciation	(26,421)	(28,516)
Impairment loss	(206)	(23)
Others	9,681	5,351
Ending	66,164	63,640
Property plant and equipment	63,640	71,380
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	145,439	132,406
Acquisitions	32,258	61,597
Disposals	(577)	(1,296)
Depreciation	(51,835)	(48,400)
Impairment loss	(1,494)	(16)
Others	12,496	1,148
Ending	136,287	145,439
Property plant and equipment	145,439	132,406
Finance lease assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	145,257	159,013
Acquisitions	28,466	4,760
Disposals	(420)	(453)
Depreciation	(19,224)	(14,810)
Others	(16,515)	(3,253)
Ending	137,564	145,257
Property plant and equipment	145,257	159,013
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,892,346	2,537,132
Acquisitions	1,884,125	1,894,067
Disposals	(23,814)	(817)
Impairment loss	(778,373)	(36,706)
Others	(1,794,645)	(2,501,330)
Ending	1,179,639	1,892,346
Property plant and equipment	1,892,346	2,537,132
Bearer plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	65,515
Depreciation	(3,636)	(4,830)
Others	18,892	70,345
Ending	80,771	65,515
Property plant and equipment	₩ 65,515	₩ 65,515